Basis of preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2022
Basis of preparation of the consolidated financial statements
Basis of preparation of the consolidated financial statements	2. Basis of preparation of the consolidated financial statements
2.1    Statement of compliance
The consolidated financial statements of Banco Latinoamericano de Comercio Exterior, S. A. and its subsidiaries have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
2.2    Functional and presentation currency
All amounts presented in the consolidated financial statements and notes are expressed in United States of America dollars (US dollar), which is the functional currency of the Bank.
2.3    Basis of measurement
The consolidated financial statements have been prepared on the historical cost basis, except for the following items:

Items	Basis of measurement
Securities and other financial instruments at FVOCI and FVTPL	Fair value
Financial assets and financial liabilities designated as hedged items in qualifying fair value hedging relationships	At amortized cost adjusted for the risk components associated to the hedging relationship
Investment property	Fair value
Share-based payments	Fair value
2.4    Reclassification
As of December 31, 2022, the Bank segregates the lease liabilities carrying amount from borrowings and debt, net presented in the consolidated statement of financial position. Prior periods and other related disclosures have been reclassified to a comparable presentation.
The reclassification in 2021 figures decreased borrowings and debt, net and increased lease liabilities carrying amount by $17.7 million. The reclassification had no impact on total liabilities nor total equity.
2.5    Basis of consolidation
The consolidated financial statements comprise the financial statements of Bladex and its subsidiaries. Bladex consolidates its subsidiaries from the date on which control is transferred to the Bank until the date on which control ceases. All intercompany balances and transactions have been eliminated on consolidation and, when necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Bank’s accounting policies.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Bank loses control over a subsidiary, it derecognizes the related assets, liabilities and other components of equity, while any resulting gain or loss is recognized in profit or loss. Any investment retained in the former subsidiary is recognized at fair value.
The Bank controls an investee if, and only if, the Bank has the following elements:
-    Power over the investee. Existing rights that give it the current ability to direct the relevant activities of the investee.
-    Exposure or rights to variable returns from its involvement with the investee.
-    The ability to use its power over the investee to affect its returns.
2.5    Basis of consolidation (continued)
Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Bank has less than the majority of the voting or similar rights of an investee, the Bank considers all relevant facts and circumstances in assessing whether it has power over an investee, including:
-    The contractual arrangement(s) with the other vote holders of the investee.
-    Rights arising from other contractual arrangements.
-    The Bank’s voting rights and potential voting rights.
The Bank re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control.